Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Group's Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	¥ 104,583	¥ 112,528
Financing cash flows	(17,138)	(16,147)
New finance leases	200	55
Interest expenses	316	304
Foreign exchange loss/(gain)	18	(8)
Acquisition of the Eighth Acquired Group		87
Reduction of capital by non-controlling interests	20
Acquisition of non-controlling interests		150
Distribution to non-controlling interests	177	89	¥ 86
Dividends declared	7,568	7,530
Others		(5)
Ending balance	95,744	104,583	112,528
Short-term Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	54,558	40,780
Financing cash flows	(5,021)	13,778
Ending balance	49,537	54,558	40,780
Long-term debt and payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	49,742	71,646
Financing cash flows	(4,073)	(22,191)
Interest expenses	304	295
Foreign exchange loss/(gain)	18	(8)
Ending balance	45,991	49,742	71,646
Finance Lease Obligation [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	77	102
Financing cash flows	(73)	(84)
New finance leases	200	55
Interest expenses	12	9
Others		(5)
Ending balance	216	77	¥ 102
Other payables in respect of reduction of capital by non-controlling interests [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Financing cash flows	(20)
Reduction of capital by non-controlling interests	20
Consideration Payable In Respect Of Acquisition [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	87
Financing cash flows	(87)
Acquisition of the Eighth Acquired Group		87
Ending balance		87
Consideration Payable In Respect of Acquisition of Non-controlling Interests of a Subsidiary of the Group [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	119
Financing cash flows	(119)	(31)
Acquisition of non-controlling interests		150
Ending balance		119
Dividend Payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Financing cash flows	(7,745)	(7,619)
Distribution to non-controlling interests	177	89
Dividends declared	¥ 7,568	¥ 7,530